TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES
Schedule of trade receivables

	As of December 31,
Current Trade receivables	2023	2022
Ordinary receivables	167,254	164,280
Companies under section 33 - Law No. 19,550 and related parties (Note 27.b)	693	701
Contractual asset IFRS 15	44	78
Allowance for doubtful accounts	(35,123)	(47,920)
	132,868	117,139
Non-current Trade receivables
Ordinary receivables	235	345
Contractual asset IFRS 15	17	23
	252	368
Total trade receivables, net	133,120	117,507

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2023	2022
At the beginning of the fiscal year	(47,920)	(59,417)
Increases	(44,652)	(57,118)
Uses	17,275	36,229
RECPAM and currency translation adjustments	40,174	32,386
At the end of the year	(35,123)	(47,920)